Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Inventory [Line Items]
Raw materials	¥ 318,852	$ 49,222	¥ 577,314
Work-in-progress	351,432	54,252	389,570
Finished goods	814,030	125,665	1,132,198
Total inventories	¥ 1,484,314	$ 229,139	¥ 2,099,082